Deposits - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 586	¥ 585